FINANCIAL INSTRUMENTS - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt
Carrying amount of long-term debt	$ 34,655	$ 33,428
Fair value of long-term debt	$ 36,838	$ 35,220